Annual Fund Operating Expenses	Dec. 16, 2024
Invesco FTSE RAFI US 1500 Small-Mid ETF | Invesco FTSE RAFI US 1500 Small-Mid ETF | Invesco FTSE RAFI US 1500 Small-Mid ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Other Expenses (as a percentage of Assets):	0.05%	[1]
Expenses (as a percentage of Assets)	0.34%
Invesco FTSE RAFI US 1000 ETF | Invesco FTSE RAFI US 1000 ETF | Invesco FTSE RAFI US 1000 ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Other Expenses (as a percentage of Assets):	0.04%	[2]
Expenses (as a percentage of Assets)	0.33%

[1]	"Other Expenses" have been restated to reflect current fees.
[2]	"Other Expenses" have been restated to reflect current fees.